Commitments and Contingencies	4 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies

NOTE 7. COMMITMENTS

Registration Rights

The holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of the Working Capital Loans (as defined below) (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) will be entitled to registration rights pursuant to a registration rights agreement to be signed prior to or on the effective date of the Initial Public Offering, requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to Class A common stock). The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Business Combination Marketing Agreement

The Company engaged the representative of the underwriters and Moelis & Company LLC, an affiliate of the Sponsor, in connection with a Business Combination to assist the Company in holding meetings with its stockholders to discuss the potential Business Combination and the target business’ attributes, introduce the Company to potential investors that are interested in purchasing the Company’s securities in connection with a Business Combination, assist the Company in obtaining stockholder approval for the Business Combination and assist the Company with its press releases and public filings in connection with the Business Combination. The Company will pay the representative of the underwriters and Moelis & Company LLC a cash fee for such services upon the consummation of the Business Combination of 2.25% ($11,250,000) and 1.25% ($6,250,000), respectively, or 3.5% ($17,500,000), in the aggregate, of the gross proceeds of the offering including the gross proceeds from the full or partial exercise of the underwriters’ over-allotment option. A portion of such fee may be re-allocated or paid to members that assist the Company in consummating its Business Combination.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s directors and officers may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans.

NOTE 6. COMMITMENTS

Registration Rights

The holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of the Working Capital Loans (as defined below) (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) are entitled to registration rights pursuant to a registration rights agreement signed on the effective date of the Initial Public Offering, requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to Class A common stock). The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Business Combination Marketing Agreement

The Company engaged the representative of the underwriters and Moelis & Company LLC, an affiliate of the Sponsor, in connection with a Business Combination to assist the Company in holding meetings with its stockholders to discuss the potential Business Combination and the target business’ attributes, introduce the Company to potential investors that are interested in purchasing the Company’s securities in connection with a Business Combination, assist the Company in obtaining stockholder approval for the Business Combination and assist the Company with its press releases and public filings in connection with the Business Combination. The Company will pay the representative of the underwriters and Moelis & Company LLC a fee for such services upon the consummation of the Business Combination of 2.25% ($11,250,000) and 1.25% ($6,250,000), respectively, or 3.5% ($17,500,000), in the aggregate, of the gross proceeds of the Initial Public Offering including the gross proceeds from the full or partial exercise of the underwriters’ over-allotment option. A portion of such fee may be re-allocated or paid to members of FINRA that assist the Company in consummating its Business Combination.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s directors and officers may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post-Business Combination entity at a price of $1.50 per warrant. The warrants would be identical to the Private Placement Warrants. No Working Capital Loans were outstanding as of and during the three and six months ended June 30, 2021.

Archer Aviation Inc
Commitments and Contingencies

7.      Commitments and Contingencies

Operating Leases

The Company leases office and storage facilities under various operating lease agreements with lease periods expiring between 2022 and 2023 and generally contain periodic rent increases and various renewal and termination options.

The Company’s lease costs were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Operating lease cost	$388	$—	$731	$—
Short-term lease cost	—	—	25	—
Total lease cost	$388	$—	$756	$—

The Company’s weighted-average remaining lease term and discount rate were as follows:

	Six Months Ended June 30,
	2021	2020
Weighted-average remaining lease term (in months)	23.42	—
Weighted-average discount rate	11.29%	—

The minimum aggregate future obligations under noncancelable operating leases as of June 30, 2021 were as follows:

Remaining 2021	$774
2022	1,546
2023	688
Total future lease payments	3,008
Less: imputed interest	(294)
Present value of future lease payments	$2,714

Supplemental cash information and non-cash activities related to right-of-use assets and lease liabilities were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Operating cash outflows from operating leases	$379	$—	$706	$—
Operating lease assets obtained in exchange for new lease liabilities	165	—	984	—

Letter of Credit

In conjunction with the Company’s operating lease for its headquarters, the Company entered into a standby letter of credit in favor of the Company’s lessor, in lieu of paying cash to the lessor to satisfy the security deposit requirements of the leased property. The standby letter of credit was issued on September 15, 2020 for an amount of $257 and expires on September 30, 2021. The letter of credit automatically renews for additional 12-month periods at each forfeiture date until September 1, 2023, unless cancelled by the Company.

Legal Proceedings

During the ordinary course of the Company’s business, it may be subject to legal proceedings, various claims, and litigation. Such proceedings can be costly, time consuming, and unpredictable, and therefore, no assurance can be given that the final outcome of such proceedings will not materially impact the Company’s financial condition or results of operations.

On April 6, 2021, Wisk Aero LLC (“Wisk”) brought a lawsuit against Archer in the United States District Court in the Northern District of California alleging misappropriation of trade secrets and patent infringement. Archer has placed an employee on paid administrative leave in connection with a government investigation and a search warrant issued to the employee, which Archer believes are focused on conduct prior to the employee joining Archer. Archer and three other Archer employees with whom the individual worked have received subpoenas relating to this investigation. Archer is cooperating with the investigation of the employee. On May 19, 2021, Wisk filed a motion for preliminary injunction and expedited discovery. On June 1, 2021, Archer filed a motion to dismiss the trade secret claims and filed counterclaims. On June 15, 2021, Wisk amended its complaint, and the following day Archer filed a motion to dismiss the amended complaint. On June 23, 2021, Archer filed an opposition to the motion for preliminary injunction. On July 13, 2021, Archer filed amended counterclaims. On July 22, 2021, the Court denied Wisk’s motion for preliminary injunction. On July 27, 2021, Wisk filed a motion to strike and dismiss certain of Archer’s amended counterclaims. On August 10, 2021, Archer filed a motion to dismiss the motion to strike and dismiss and issued a press release. On August 20, 2021, Wisk filed a notice of appeal of the Court’s denial of the motion for preliminary injunction. On August 24, 2021, the Court denied Archer’s motion to dismiss the trade secret claims. On September 14, 2021, the Court denied Wisk’s motion to strike and dismiss certain of Archer’s amended counterclaims. Archer cannot predict the timing or outcome of the litigation or federal government investigation. On September 30, 2021, Wisk dismissed its appeal of the District Court’s denial of the motion for preliminary injunction. As of October 6, 2021, the investigation is ongoing. Archer cannot predict the timing or probability of the outcome or range of reasonably possible loss, if any, but a negative result could have a material adverse effect on Archer’s financial position, liquidity, operations, and cash flows.

8.Commitments and Contingencies

Operating Leases

The Company’s lease arrangements consist of one corporate facility lease and one short-term storage facility lease. The corporate facility lease expires in 2023 and does not contain an option to extend the lease. The Company’s short-term storage facility lease has a term of six months and expires in January of 2021. As the Company does not intend to extend its short-term lease over one year from the commencement date, the Company has elected the Short-Term Lease exemption and therefore, will not recognize right-of-use assets and lease liabilities that arise from short-term leases for any class of underlying asset.

The Company’s lease costs, weighted-average remaining lease term and weighted-average discount rate for each period ended December 31, 2020 and 2019, is as follows:

	Year Ended December 31,
	2020	2019
Operating lease cost	$52	$—
Short-term lease cost	44	—
Total lease cost	$96	$—
Weighted-average remaining lease term (in months)	30	—
Weighted-average discount rate	12.17%	—

The minimum aggregate future obligations under noncancelable operating leases as of December 31, 2020 were as follows:

Years ending December 31,
2021	$1,043
2022	1,074
2023	507
Future minimum lease payments	2,624
Less: Amount representing interest	(323)
Present value of future lease payments	$2,301

Supplemental cash information and non-cash activities related to right-of-use assets and lease liabilities are as follows:

	2020	2019
Operating cash outflows from operating leases	$86	$—
Operating lease assets obtained in exchange for new lease liabilities	2,300	—

Letter of Credit

In conjunction with the Company’s operating lease, the Company entered into a standby letter of credit in favor of the Company’s lessor, in lieu of paying cash to the lessor to satisfy the security deposit requirements of the leased property. The standby letter of credit was issued on September 15, 2020 for an amount of $257 and expires on September 30, 2021. The letter of credit automatically renews for additional 12- month periods at each forfeiture date until September 1, 2023 unless cancelled by the Company.

Litigation

During the ordinary course of the Company’s business, it may be subject to legal proceedings, various claims, and litigation in the ordinary course of business. As of December 31, 2020 and 2019, the Company did not have any matters which would require it to accrue any liability regarding ongoing legal proceedings.